Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net loss	$ (2,277,539)	$ (693,086)	$ (1,152,134)	$ (805,732)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,484	4,050	6,218	5,782
Change in fair value of warrant liability	(94,025)	(30,971)	(579,146)	256,580
Amortization of right-of-use asset	45,012	40,408	54,616	49,169
Amortization of debt discount	885,505		3,389
Gain on settlement of accounts payable	(328,687)
Gain on forgiveness of Paycheck Protection Program note payable	(73,007)	(62,500)	(62,500)
Gain on interest relief on conversion of notes payable	12,625
Stock-based compensation	356,733	367,551	910,067	459,589
Changes in operating assets and liabilities:
Contracts receivable	(5,954)	211,455	211,455	164,927
Prepaid expenses	(158,276)	5,281	7,713	(586)
Accounts payable and accrued expenses	(392,473)	3,646	311,347	(51,127)
Accrued interest payable	5,727	270	160	392
Accrued interest payable - related parties	38,286	31,641	46,947	(54,959)
Operating lease liability	(48,998)	(42,930)	(58,468)	(50,866)
Net cash used in operating activities	(2,030,587)	(165,185)	(300,336)	(26,831)
Cash Flows From Investing Activities:
Purchase of property and equipment				(10,818)
Net cash used in investing activities				(10,818)
Cash Flows From Financing Activities:
Proceeds from issuance of common shares and exercise of warrants	10,045,513
Repayment of note payable-related party	(50,000)
Proceeds from notes payable-related parties	50,000	120,000	120,000	7,573
Proceeds from PPP note payable		73,007	73,007	62,500
Proceeds from notes payable	600,715		494,925
Net cash provided by financing activities	10,646,228	193,007	687,932	70,073
Net change in cash	8,615,641	27,822	387,596	32,424
Cash, beginning of period	504,749	117,153	117,153	84,729
Cash, end of period	9,120,390	144,975	504,749	117,153
Cash paid for:
Interest	17,489	293	293	1,886
Income taxes
Supplemental non-cash financing activities:
Shares issued for conversion of accrued interest	16,340
Common stock issued for conversion of convertible debt	588,524
Common stock issued for exercise of warrants with settlement of notes payable	576,476
Common stock issued for dividend payable	$ 402,067